Consolidated Balance Sheets (Parentheticals) - Class A Ordinary Shares - $ / shares	May 31, 2024	May 31, 2023
Ordinary shares, par value (in Dollars per share)	$ 0	$ 0
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	18,607,931	5,075,420
Ordinary shares, shares outstanding	18,607,931	5,075,420